UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      JANA PARTNERS LLC
Address:   767 Fifth Avenue, 8th Floor
           New York, New York  10153


Form 13F File Number: 028-10328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Fanjiang
Title:  General Counsel
Phone:  212-455-0900

Signature,  Place,  and  Date  of  Signing:

/s/ Jennifer Fanjiang              New York, New York        August 12, 2011
---------------------------------  ------------------------  ---------------
[Signature]                        [City, State]              [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $    1,981,962
                                         --------------
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- --------- ----
APPLE INC                    COM             037833100   92,147    274,517 SH       SOLE                   257,784    16,733
ARCADIA RES INC              COM             039209101    1,897 25,298,102 SH       SOLE                25,298,102         0
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109   60,594  2,391,723 SH       SOLE                 2,242,857   148,866
CHARLES RIV LABS INTL INC    COM             159864107  167,035  4,109,113 SH       SOLE                 3,847,823   261,290
COCA COLA ENTERPRISES INC NE COM             19122T109   52,947  1,814,511 SH       SOLE                 1,677,792   136,719
CONVERGYS CORP               COM             212485106  112,132  8,220,806 SH       SOLE                 7,678,797   542,009
EL PASO CORP                 COM             28336L109  489,376 24,226,531 SH       SOLE                23,655,513   571,018
EXPEDIA INC DEL              COM             30212P105   54,436  1,877,762 SH       SOLE                 1,764,638   113,124
FOREST OIL CORP              COM PAR $0.01   346091705   88,097  3,298,281 SH       SOLE                 3,101,515   196,766
GARMIN LTD                   SHS             H2906T109   10,074    305,000 SH  PUT  SOLE
GOOGLE INC                   CL A            38259P508   64,763    127,894 SH       SOLE                   120,036     7,858
HERTZ GLOBAL HOLDINGS INC    COM             42805T105   38,943  2,452,302 SH       SOLE                 2,296,086   156,216
LIBERTY GLOBAL INC           COM SER A       530555101    4,975    110,448 SH       SOLE                   102,316     8,132
LIBERTY MEDIA CORP NEW       INT COM SER A   53071M104   65,976  3,934,143 SH       SOLE                 3,688,381   245,762
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708   95,911  1,274,735 SH       SOLE                 1,199,337    75,398
LONE PINE RES INC            COM             54222A106    9,930    934,987 SH       SOLE                   877,054    57,933
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100   37,081    962,644 SH       SOLE                   909,384    53,260
MCGRAW HILL COS INC          COM             580645109  322,957  7,705,959 SH       SOLE                 7,502,934   203,025
OPKO HEALTH INC              COM             68375N103    9,469  2,566,252 SH       SOLE                 2,379,781   186,471
ROCK-TENN CO                 CL A            772739207   32,885    495,703 SH       SOLE                   458,340    37,363
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0 80517QAA8   28,804 28,807,000 PRN      SOLE
SAVIENT PHARMACEUTICALS INC  COM             80517Q100      509     68,000 SH       SOLE                    62,889     5,111
SEALED AIR CORP NEW          COM             81211K100   30,558  1,284,482 SH       SOLE                 1,206,601    77,881
SPDR GOLD TRUST              GOLD SHS        78463V107   22,435    153,666 SH       SOLE                    90,155    63,511
STRAYER ED INC               COM             863236105    2,755     21,794 SH       SOLE                    20,190     1,604
SUNOCO INC                   COM             86764P109   75,036  1,798,987 SH       SOLE                 1,689,582   109,405
VIACOM INC NEW               CL B            92553P201   10,240    200,788 SH       SOLE                   185,654    15,134
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